INVESTMENTS AND FAIR VALUE (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets (within Investments)
Total equity method investments carried at fair value	$ 15,207	$ 78,388
Options in equity method investees	71,844	104,338
Level 1 [Member]
Assets (within Other Assets)
Equity Securities	17,627	23,005
Level 1 [Member] | Publicly traded permanent capital vehicles [Member] | Common Stock [Member]
Assets (within Investments)
Total equity method investments carried at fair value	14,172	15,387
Level 1 [Member] | Publicly traded portfolio companies [Member] | Common Stock [Member]
Assets (within Investments)
Total equity method investments carried at fair value	1,035	63,001
Level 2 [Member]
Assets (within Investments)
Options in equity method investees	71,844	104,338
Assets (within Other Assets)
Derivatives	27,105	9,749
Liabilities (within Accrued Compensation and Benefits)
Options in affiliates granted to employees	(8,356)	(16,390)
Liabilities (within Other Liabilities) [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	$ (932)	$ (1,820)